ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 41,016	$ 31,785	$ 27,177
Percentage of revenues	100.00%	100.00%	100.00%
Country Of U S A [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 33,227	$ 23,979	$ 20,300
Percentage of revenues	81.00%	75.00%	75.00%
Other [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 7,789	$ 7,806	$ 6,877
Percentage of revenues	19.00%	25.00%	25.00%